SUBSEQUENT EVENT	12 Months Ended
Feb. 28, 2026
SUBSEQUENT EVENT
SUBSEQUENT EVENT

22.         SUBSEQUENT EVENT

Subsequent to February 28, 2026 and through June 5, 2026, the Company has repurchased 1,226,033 common shares at an aggregate consideration of approximately $40.7 million under the Company’s share repurchase plans. During the same period, the Company has cancelled 15,514,638 common shares previously repurchased under these plans.

In May 2026, the Company entered into an agreement to repurchase its ordinary shares in an aggregate amount of up to $100 million, through certain financial instruments. The Company is in the process of evaluating the accounting treatment for the transaction.

Subsequent to February 28, 2026 and through May 2026, the Company entered into agreements to invest an aggregate of approximately $660 million in certain investment funds and private companies. The majority of these investments were made through fund interests, with the remainder made directly. The Company is currently evaluating the appropriate accounting treatment for these investments.